Submission	Jan. 12, 2026
Submission [Line Items]
Central Index Key	0002037916
Registrant Name	GEBE Environmental Technology Ltd
Registration File Number	333-288017
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A